Schedule of Income Before Income Taxes (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Total	$ 246,686	$ 2,000,000	$ 353,792
Deferred
HONG KONG
Operating Loss Carryforwards [Line Items]
Total	242,070		351,816
MALAYSIA
Operating Loss Carryforwards [Line Items]
Total	$ 4,616		$ 1,976